Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of financial risk management [Abstract]
Information about how entity determined risk component designated as hedged item [text block]
Risk	Source of exposure	Measurement	Management
Market risk - foreign exchange	Recognized financial assets and liabilities denominated in foreign currencies.	Cash flow forecasting.Sensitivity analysis.	Foreign currencyforwards and foreign currency options
Market risk - interest rate	Borrowings at variable rates.	Sensitivity analysis	Interest rate swaps.Asset-liability management.
Market risk - electricity prices	Highly probable forecast electricity purchases at spot price	Cash flow forecasting.Sensitivity analysis.	Fixed-price physical power purchase agreements
Credit risk	Cash and cash equivalents, trade receivables, derivative financial instruments, debt instruments and contract assets.	Aging analysis. Credit ratings. Probability of default analysis. Stress testing.	Diversification of bankdeposits, credit limits,collateral, credit insurance and letters of credit.Investment guidelinesfor debt instruments.
Liquidity risk	Borrowings and other liabilities	Rolling cash flow forecasts. Stress testing.	Availability of committed credit lines and borrowing facilities from multiple counterparties. Asset-liability management.

Disclosure of credit risk exposure [text block]

The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Cash and bank balances	4,098	6,304
Restricted cash	974	454
Trade receivables	12,648	10,916
Other financial assets	3,027	2,712
Investments	1,405	1,229
	22,152	21,615

Disclosure of financial assets that are past due or impaired [Text Block]

Allowances for impairment for trade receivables have been provided based on Expected Credit Loss Method adopting a simplified approach provided in IFRS 9. The ageing analysis of trade receivables has been considered from the due date for the practical expedient. The ageing of trade receivables, net of allowances, is given below:

Period (in days)	March 31, 2026	March 31, 2025
Less than 365 days	12,100	10,588
More than 365 days	548	328
	12,648	10,916

Disclosure of detailed information about maturity analysis for non-derivative financial assets [text block]

The following are the contractual maturities of financial assets, including estimated interest receipts and excluding the impact of netting agreements:

As of March 31, 2026	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial assets
Cash and bank balances	4,098	4,098	4,098	-	-	-
Restricted Cash	974	974	974	-	-	-
Trade receivables	12,648	12,648	12,648	-	-	-
Other financial assets*	3,018	3,018	206	2,019	0	793
Investments	1,405	1,405	-	-	-	1,405
	22,143	22,143	17,926	2,019	0	2,198

*0 represents value less than rounding off norm adopted by the Group.

As of March 31, 2025	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial assets
Cash and bank balances	6,304	6,304	6,304	-	-	-
Restricted Cash	454	454	454	-	-	-
Trade receivables	10,916	10,916	10,916	-	-	-
Other financial assets	2,693	2,693	298	1,652	-	743
Investments	1,229	1,229	-	-	-	1,229
	21,596	21,596	17,972	1,652	-	1,972

As of March 31, 2024	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial assets
Cash and bank balances	5,394	5,394	5,394	-	-	-
Restricted Cash	440	440	440	-	-	-
Trade receivables	10,155	10,155	10,155	-	-	-
Other financial assets	2,162	2,162	158	1,295	-	709
Investments	1,204	1,204	-	-	-	1,204
	19,355	19,355	16,147	1,295	-	1,913

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 2026	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	-	-	-	-	-	-
6% Compulsorily Convertible Debentures	4,000	1,321	240	480	480	121
8.95% Non-Convertible Debentures	2,500	4,514	224	448	686	3,156
Lease liabilities	3,902	10,852	805	1,527	791	7,729
Borrowing from banks	25,094	30,924	11,963	8,006	4,886	6,069
Supplier finance arrangements	4,011	4,067	4,067	-	-	-
Borrowings from others	6,999	11,132	1,313	1,716	1,690	6,413
Other financial liabilities	3,387	3,387	3,351	-	-	36
Trade payables	7,455	7,455	7,455	-	-	-
	57,348	73,652	29,418	12,177	8,533	23,524

As of March 31, 2025	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	326	326	326	-	-	-
6% Compulsorily Convertible Debentures	6,260	8,439	600	1,200	1,200	5,439
8.95% Non-Convertible Debentures	2,500	5,746	224	448	448	4,626
Lease liabilities	3,810	10,541	689	1,336	1,043	7,473
Borrowing from banks	20,925	27,624	7,192	8,020	6,366	6,046
Supplier finance arrangements	4,106	4,159	4,159	-	-	-
Borrowings from others	5,689	8,295	1,653	2,169	1,048	3,425
Other financial liabilities	2,220	2,220	2,184	-	-	36
Trade payables	8,052	8,052	8,052	-	-	-
	53,888	75,402	25,079	13,173	10,105	27,045

As of March 31, 2024	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	487	531	531	-	-	-
6% Compulsorily Convertible Debentures	7,156	8,632	528	1,584	1,056	5,464
6% Non-Cumulative Compulsorily Convertible Preference Shares	500	120	30	30	30	30
Lease liabilities	3,043	8,589	588	774	531	6,696
Other liabilities	1,612	1,612	1,594	18	-	-
Borrowing from banks	18,794	22,515	5,557	7,922	5,536	3,500
Borrowings from others	3,564	4,221	1,295	2,186	740	-
Trade and other payables	11,952	11,952	11,952	-	-	-
	47,108	58,172	22,075	12,514	7,893	15,690

Disclosure of market risk [text block]

The Group’s exposure to foreign currency risk as of March 31, 2026 was as follows:

	All amounts in respective currencies as mentioned (in millions)
	US $	AUD	CHF	EUR	GBP	SGD	DHS	HK $
Cash and cash equivalents	0	-	-	0	0	-	-	-
Trade receivables	24	-	-	0	0	-	-	-
Trade payables	(6)	(0)	-	(0)	(0)	(0)	(0)	(0)
Foreign currency loan	1	-	-	-		-	-
Net balance sheet exposure	19	(0)	-	0	(0)	(0)	(0)	(0)

Note: 0 represents value less than the rounding off norm adopted by the Group.

The Group’s exposure to foreign currency risk as of March 31, 2025 was as follows:

	All amounts in respective currencies as mentioned (in millions)
	US $	AUD	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	0	-	-	-	0	-	-
Trade receivables	13	-	-	1	0	-	-
Trade payables	(15)	-	-	(0)	(0)	(0)	(0)
Foreign currency loan	(3)	-	-	-	-	-
Net balance sheet exposure	(5)	-	-	1	(0)	(0)	(0)

Note: 0 represents value less than the rounding off norm adopted by the Group.

The Group’s exposure to foreign currency risk as of March 31, 2024 was as follows:

	All amounts in respective currencies as mentioned (in millions)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	1	-	-	0	0	-	-	-
Trade receivables	21	-	-	1	0	-	-	-
Trade payables	(8)	-	-	(0)		(0)	-	-
Foreign currency loan	(2)	-	-	-		-	-	-
Net balance sheet exposure	12	-	-	1	0	(0)	-	-

Sensitivity analysis for types of market risk [text block]
	Other comprehensive income	Profit or ( loss)
March 31, 2026	-	(167)

March 31, 2025	-	38

Disclosure of financial instruments by type of interest rate [text block]

At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2026	March 31, 2025
Fixed rate instruments
Financial assets
- Fixed deposits with banks	4,493	3,413
- Investment in debt securities	447	404

Financial liabilities
- Borrowings from banks	4,011	92
- Borrowings from others	9,499	14,448
Variable rate instruments
Financial liabilities
- Borrowings from banks	25,094	20,833
- Bank overdrafts	-	326

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]
	Equity	Profit or (loss)
March 31, 2026	-	(40)
March 31, 2025	-	(6)